SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Numbers of Options
Balance as of January 1, 2021	6,930,143	7,507,811
Balance as of December 31, 2021	4,716,941	6,930,143
Stock Options [Member]
Numbers of Options
Balance as of January 1, 2021	6,930,143
Exercised	(1,370,119)
Forfeited	(843,083)
Balance as of December 31, 2021	4,716,941	6,930,143
Exercisable as of December 31, 2021	3,467,471
Weighted average exercise price
Balance as of January 1, 2020	$ 8.51
Exercised	1.67
Forfeited	12.82
Balance as of December 31, 2021	9.73	$ 8.51
Exercisable as of December 31, 2021	$ 7.75
Balance as of December 31, 2021	$ 20,462
Exercisable as of December 31, 2021	$ 19,378